Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	57 Months Ended	60 Months Ended	108 Months Ended	111 Months Ended	113 Months Ended	115 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000136668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFCX with load
Average Annual Return, Percent	(2.78%)			(1.52%)					0.51%
C000136670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFDX
C000136669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFEX
C000143852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAFX
C000246124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSBIX
C000159454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSKEX
C000029581
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STFAX
C000136665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSSVX with load
Average Annual Return, Percent	17.91%			12.72%					11.92%
C000136667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSSWX
C000136666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSSYX
C000029583
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFRX
C000029582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STBIX
C000143850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSEYX
C000136662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSGHX with load
Average Annual Return, Percent	(0.96%)			2.48%					3.84%
C000136664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSGJX
C000136663
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSGLX
C000143853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSGVX
C000155088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSHQX
C000158901
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSMJX with load
Average Annual Return, Percent	10.68%			8.60%		9.85%
C000158902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSMLX
C000158903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSMKX
C000158904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSMHX
C000232294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSADX
C000143864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSBNX
C000143865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSBOX
C000232295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAHX
C000143868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSBRX
C000143869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSBSX
C000232296
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAJX
C000143872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSBWX
C000143873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSBYX
C000232297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAZX
C000143876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSCJX
C000143877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSCKX
C000232298
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAKX
C000143880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSCNX
C000143881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSCQX
C000232299
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAOX
C000143884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSDDX
C000143885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSDEX
C000232290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAUX
C000143828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSDJX
C000143829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSDLX
C000232291
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAWX
C000143832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSDOX
C000143833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSDQX
C000232292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAYX
C000143836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSDWX
C000143837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSDYX
C000232300
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFPX
C000216582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFJX
C000216583
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFKX
C000232293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFQX
C000143856
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFNX
C000143857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSFOX
Without Sales Load [Member] | C000136668
Average Annual Return [Line Items]
Average Annual Return, Percent	1.01%			(0.76%)					0.89%
Without Sales Load [Member] | C000136670
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%			(0.49%)					1.18%
Without Sales Load [Member] | C000136669
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%			(0.33%)					1.26%
Without Sales Load [Member] | C000143852
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%			(0.33%)					1.30%
Without Sales Load [Member] | C000246124
Average Annual Return [Line Items]
Average Annual Return, Percent	13.99%	24.53%
Without Sales Load [Member] | C000159454
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%			1.42%	5.66%
Without Sales Load [Member] | C000029581
Average Annual Return [Line Items]
Average Annual Return, Percent	24.80%			14.28%					12.84%
Without Sales Load [Member] | C000136665
Average Annual Return [Line Items]
Average Annual Return, Percent	24.44%			13.94%					12.53%
Without Sales Load [Member] | C000136667
Average Annual Return [Line Items]
Average Annual Return, Percent	24.89%			14.25%					12.83%
Without Sales Load [Member] | C000136666
Average Annual Return [Line Items]
Average Annual Return, Percent	24.99%			14.45%					13.01%
Without Sales Load [Member] | C000029583
Average Annual Return [Line Items]
Average Annual Return, Percent	24.24%			13.77%					12.33%
Without Sales Load [Member] | C000029582
Average Annual Return [Line Items]
Average Annual Return, Percent	24.68%			14.18%					12.73%
Without Sales Load [Member] | C000143850
Average Annual Return [Line Items]
Average Annual Return, Percent	24.99%			14.45%					13.05%
Without Sales Load [Member] | C000136662
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%			3.59%					4.40%
Without Sales Load [Member] | C000136664
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%			3.96%					4.71%
Without Sales Load [Member] | C000136663
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%			4.08%					4.82%
Without Sales Load [Member] | C000143853
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%			4.09%					4.87%
Without Sales Load [Member] | C000155088
Average Annual Return [Line Items]
Average Annual Return, Percent	13.69%			9.64%				7.65%
Without Sales Load [Member] | C000158901
Average Annual Return [Line Items]
Average Annual Return, Percent	16.81%			9.78%		10.49%
Without Sales Load [Member] | C000158902
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%			10.06%		10.57%
Without Sales Load [Member] | C000158903
Average Annual Return [Line Items]
Average Annual Return, Percent	17.19%			10.26%			9.94%
Without Sales Load [Member] | C000158904
Average Annual Return [Line Items]
Average Annual Return, Percent	17.20%			10.27%			9.99%
Without Sales Load [Member] | C000232294
Average Annual Return [Line Items]
Average Annual Return, Percent	6.96%			4.40%					5.04%
Without Sales Load [Member] | C000143864
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%			4.67%					5.42%
Without Sales Load [Member] | C000143865
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%			4.93%					5.56%
Without Sales Load [Member] | C000232295
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%			5.40%					6.00%
Without Sales Load [Member] | C000143868
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%			5.67%					6.39%
Without Sales Load [Member] | C000143869
Average Annual Return [Line Items]
Average Annual Return, Percent	8.92%			5.93%					6.53%
Without Sales Load [Member] | C000232296
Average Annual Return [Line Items]
Average Annual Return, Percent	9.50%			6.14%					6.62%
Without Sales Load [Member] | C000143872
Average Annual Return [Line Items]
Average Annual Return, Percent	9.80%			6.44%					7.02%
Without Sales Load [Member] | C000143873
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%			6.66%					7.14%
Without Sales Load [Member] | C000232297
Average Annual Return [Line Items]
Average Annual Return, Percent	10.05%			6.55%					7.00%
Without Sales Load [Member] | C000143876
Average Annual Return [Line Items]
Average Annual Return, Percent	10.49%			6.81%					7.37%
Without Sales Load [Member] | C000143877
Average Annual Return [Line Items]
Average Annual Return, Percent	10.62%			7.08%					7.54%
Without Sales Load [Member] | C000232298
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%			7.02%					7.33%
Without Sales Load [Member] | C000143880
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%			7.18%					7.68%
Without Sales Load [Member] | C000143881
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%			7.56%					7.87%
Without Sales Load [Member] | C000232299
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%			7.39%					7.63%
Without Sales Load [Member] | C000143884
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%			7.69%					8.04%
Without Sales Load [Member] | C000143885
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%			7.94%					8.17%
Without Sales Load [Member] | C000232290
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%			7.74%					7.77%
Without Sales Load [Member] | C000143828
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%			7.93%					8.13%
Without Sales Load [Member] | C000143829
Average Annual Return [Line Items]
Average Annual Return, Percent	12.56%			8.28%					8.32%
Without Sales Load [Member] | C000232291
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%			7.75%					7.80%
Without Sales Load [Member] | C000143832
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%			7.98%					8.20%
Without Sales Load [Member] | C000143833
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%			8.29%					8.33%
Without Sales Load [Member] | C000232292
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%			7.75%					7.78%
Without Sales Load [Member] | C000143836
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%			8.10%					8.22%
Without Sales Load [Member] | C000143837
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%			8.30%					8.32%
Without Sales Load [Member] | C000232300
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%		12.47%
Without Sales Load [Member] | C000216582
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%		12.83%
Without Sales Load [Member] | C000216583
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%		13.02%
Without Sales Load [Member] | C000232293
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%			3.96%					4.14%
Without Sales Load [Member] | C000143856
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%			4.17%					4.52%
Without Sales Load [Member] | C000143857
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%			4.44%					4.65%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%			(0.33%)					1.35%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%			(0.33%)					1.35%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%			(0.33%)					1.35%
State Street Institutional Investment Trust Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%			(0.33%)					1.35%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	37.33%
State Street Institutional Investment Trust Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	7.50%			1.70%	6.00%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	5.53%			4.10%					4.80%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	5.53%			4.10%					4.80%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	5.53%			4.10%					4.80%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	5.53%			4.10%					4.80%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	5.53%			4.10%				4.27%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%		14.31%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%		14.31%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%			13.72%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%			13.72%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%			14.53%					13.10%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		20.33%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		20.33%
State Street Institutional Investment Trust Index: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%		20.33%
State Street Institutional Investment Trust Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%			(0.33%)					1.35%
State Street Institutional Investment Trust Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%			(0.33%)					1.35%
State Street Institutional Investment Trust Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%			(0.33%)					1.35%
SSGA Index: State Street Balanced Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Balanced Composite Index
Average Annual Return, Percent	14.48%	25.08%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	5.53%			4.10%	6.18%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent	5.23%			4.12%					4.83%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent	5.23%			4.12%					4.83%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent	5.23%			4.12%					4.83%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent	5.23%			4.12%					4.83%
SSGA Index: MSCI EAFE 100% Hedged to USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE 100% Hedged to USD Index
Average Annual Return, Percent	14.14%			9.84%				7.94%
State Street Institutional Investment Trust Index: Russell Small Cap Completeness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Small Cap Completeness Index
Average Annual Return, Percent	17.14%			10.27%		10.75%
State Street Institutional Investment Trust Index: Russell Small Cap Completeness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Small Cap Completeness Index
Average Annual Return, Percent	17.14%			10.27%		10.75%
State Street Institutional Investment Trust Index: Russell Small Cap Completeness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Small Cap Completeness Index
Average Annual Return, Percent	17.14%			10.27%			9.99%
State Street Institutional Investment Trust Index: Russell Small Cap Completeness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Small Cap Completeness Index
Average Annual Return, Percent	17.14%			10.27%			9.99%
State Street Institutional Investment Trust Index: State Street Target Retirement 2020 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2020 Composite Index
Average Annual Return, Percent	7.44%			4.91%					5.61%
State Street Institutional Investment Trust Index: State Street Target Retirement 2020 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2020 Composite Index
Average Annual Return, Percent	7.44%			4.91%					5.61%
State Street Institutional Investment Trust Index: State Street Target Retirement 2020 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2020 Composite Index
Average Annual Return, Percent	7.44%			4.91%					5.61%
State Street Institutional Investment Trust Index: State Street Target Retirement 2025 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2025 Composite Index
Average Annual Return, Percent	8.84%			5.96%					6.61%
State Street Institutional Investment Trust Index: State Street Target Retirement 2025 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2025 Composite Index
Average Annual Return, Percent	8.84%			5.96%					6.61%
State Street Institutional Investment Trust Index: State Street Target Retirement 2025 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2025 Composite Index
Average Annual Return, Percent	8.84%			5.96%					6.61%
State Street Institutional Investment Trust Index: State Street Target Retirement 2030 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2030 Composite Index
Average Annual Return, Percent	9.99%			6.69%					7.21%
State Street Institutional Investment Trust Index: State Street Target Retirement 2030 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2030 Composite Index
Average Annual Return, Percent	9.99%			6.69%					7.21%
State Street Institutional Investment Trust Index: State Street Target Retirement 2030 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2030 Composite Index
Average Annual Return, Percent	9.99%			6.69%					7.21%
State Street Institutional Investment Trust Index: State Street Target Retirement 2035 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2035 Composite Index
Average Annual Return, Percent	10.67%			7.12%					7.59%
State Street Institutional Investment Trust Index: State Street Target Retirement 2035 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2035 Composite Index
Average Annual Return, Percent	10.67%			7.12%					7.59%
State Street Institutional Investment Trust Index: State Street Target Retirement 2035 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2035 Composite Index
Average Annual Return, Percent	10.67%			7.12%					7.59%
State Street Institutional Investment Trust Index: State Street Target Retirement 2040 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2040 Composite Index
Average Annual Return, Percent	11.47%			7.58%					7.94%
State Street Institutional Investment Trust Index: State Street Target Retirement 2040 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2040 Composite Index
Average Annual Return, Percent	11.47%			7.58%					7.94%
State Street Institutional Investment Trust Index: State Street Target Retirement 2040 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2040 Composite Index
Average Annual Return, Percent	11.47%			7.58%					7.94%
State Street Institutional Investment Trust Index: State Street Target Retirement 2045 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2045 Composite Index
Average Annual Return, Percent	12.09%			7.98%					8.25%
State Street Institutional Investment Trust Index: State Street Target Retirement 2045 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2045 Composite Index
Average Annual Return, Percent	12.09%			7.98%					8.25%
State Street Institutional Investment Trust Index: State Street Target Retirement 2045 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2045 Composite Index
Average Annual Return, Percent	12.09%			7.98%					8.25%
State Street Institutional Investment Trust Index: State Street Target Retirement 2050 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2050 Composite Index
Average Annual Return, Percent	12.69%			8.32%					8.43%
State Street Institutional Investment Trust Index: State Street Target Retirement 2050 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2050 Composite Index
Average Annual Return, Percent	12.69%			8.32%					8.43%
State Street Institutional Investment Trust Index: State Street Target Retirement 2050 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2050 Composite Index
Average Annual Return, Percent	12.69%			8.32%					8.43%
State Street Institutional Investment Trust Index: State Street Target Retirement 2055 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2055 Composite Index
Average Annual Return, Percent	12.84%			8.36%					8.45%
State Street Institutional Investment Trust Index: State Street Target Retirement 2055 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2055 Composite Index
Average Annual Return, Percent	12.84%			8.36%					8.45%
State Street Institutional Investment Trust Index: State Street Target Retirement 2055 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2055 Composite Index
Average Annual Return, Percent	12.84%			8.36%					8.45%
State Street Institutional Investment Trust Index: State Street Target Retirement 2060 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2060 Composite Index
Average Annual Return, Percent	12.84%			8.36%					8.45%
State Street Institutional Investment Trust Index: State Street Target Retirement 2060 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2060 Composite Index
Average Annual Return, Percent	12.84%			8.36%					8.45%
State Street Institutional Investment Trust Index: State Street Target Retirement 2060 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2060 Composite Index
Average Annual Return, Percent	12.84%			8.36%					8.45%
State Street Institutional Investment Trust Index: State Street Target Retirement 2065 composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2065 Composite Index
Average Annual Return, Percent	12.84%		13.86%
State Street Institutional Investment Trust Index: State Street Target Retirement 2065 composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2065 Composite Index
Average Annual Return, Percent	12.84%		13.86%
State Street Institutional Investment Trust Index: State Street Target Retirement 2065 composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement 2065 Composite Index
Average Annual Return, Percent	12.84%		13.86%
State Street Institutional Investment Trust Index: State Street Target Retirement Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement Composite Index
Average Annual Return, Percent	7.19%			4.41%					4.68%
State Street Institutional Investment Trust Index: State Street Target Retirement Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement Composite Index
Average Annual Return, Percent	7.19%			4.41%					4.68%
State Street Institutional Investment Trust Index: State Street Target Retirement Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street Target Retirement Composite Index
Average Annual Return, Percent	7.19%			4.41%					4.68%